   As filed with the Securities and Exchange Commission on January 16, 2004.

                                                     Registration Nos. 33-36528;
                                                                        811-6161

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
                                                                        ---

    Pre-Effective Amendment No. ___                                    /   /
                                                                        ---

    Post-Effective Amendment No. 86                                    / X /
                                                                        ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                            / X /
                                                                        ---

    Amendment No. 92                                                   / X /
                                                                        ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)

Name and address
of agent for service:    Copies to:
---------------------    ----------
Stephen J. Treadway      Newton B. Schott, Jr.,   Joseph B. Kittredge, Jr., Esq.
c/o PIMCO Advisors       Esq.                     Ropes & Gray LLP
Distributors LLC         c/o PIMCO Advisors       One International Place
2187 Atlantic Street     Distributors LLC         Boston, Massachusetts
Stamford, Connecticut    2187 Atlantic Street     02110
 06902                   Stamford, Connecticut
                         06902


It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
 ---

/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/ X /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (b)
 ---

/   /  On [date] pursuant to paragraph (a)(1)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/   /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

       The prospectus contained in this post-effective amendment relates only to the PIMCO RCM Europe Fund, a new series of the Trust. No information relating to any other series or class of series of the Trust is amended or superseded hereby.

       The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                              PIMCO RCM Europe Fund

                                ___________, 2004

     This Prospectus describes PIMCO RCM Europe Fund, a mutual fund offered by PIMCO Funds: Multi-Manager Series (the "Trust"). The Fund provides access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliate, RCM Capital Management LLC, which is the Sub-Adviser for the Fund. PIMCO Advisors Fund Management's and RCM's institutional heritage is reflected in the RCM Fund offered in this Prospectus.

     This Prospectus describes the information which investors ought to know about the Fund before investing. Please read this Prospectus carefully and keep it for further reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Fund described in this Prospectus is not offered to the public at the present time. This Prospectus will be revised or supplemented at such time as the Fund is offered to the public.

Table of Contents

Summary Information                                                  3
Fund Summary                                                         4
Summary of Principal Risks                                           6
Management of the Fund                                               9
Investment Options -- Institutional Class Shares                    11
Purchases, Redemptions and Exchanges                                11
How Fund Shares Are Priced                                          16
Fund Distributions                                                  17
Tax Consequences                                                    17
Characteristics and Risks of Securities and Investment Techniques   18
Financial Statements                                                27

2 PIMCO Funds: Multi-Manager Series

                       Summary Information

                       The table below lists the investment objective and compares certain investment characteristics of the Fund. Other important characteristics are described in the Fund Summary beginning on page 4.

                                                                                    Approximate     Approximate
                                                                                     Number of    Capitalization
                Fund Name    Investment Objective          Main Investments           Holdings         Range
---------------------------------------------------------------------------------------------------------------------
International   RCM Europe   Long-term capital      Equity securities of European      70-95      All capitalizations
Fund                         appreciation           issuers
---------------------------------------------------------------------------------------------------------------------

Fund Description,      The following Fund Summary identify the Fund's investment
Performance and Fees   objective, principal investments and strategies,
                       principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Fund begins after the Fund Summary.

Note                   It is possible to lose money on investments in the Fund.
                       An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                       The Fund is subject to percentage investment limitations, as discussed in the Fund Summary. See "Characteristics and Risks of Securities and Investment
                       Techniques--Percentage Investment Limitations" for more information about these limitations.

                                                               Prospectus      3

                       PIMCO RCM Europe Fund

-------------------------------------------------------------------------------------------------------------------
Principal Investments
and Strategies           Investment Objective               Fund Focus             Approximate Capitalization Range
                        Seeks long-term capital   Equity securities of European    All capitalizations
                        appreciation              companies

                                                  Approximate Number of Holdings   Dividend Frequency
                                                  70-95                            At least annually

                       The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe. The Fund expects to invest most of its assets in equity securities of issuers located in Western European countries. The Fund may also from time to time invest a significant portion of its assets in financial sector stocks.

                       In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth, rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Europe Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

                       In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

                       In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

                       The Fund is not offered to the public at the present time.

--------------------------------------------------------------------------------

Principal Risks        Among the principal risks of investing in the Fund, which
                       could adversely affect its net asset value, yield and total return, are:

                       . Market Risk              . Derivatives Risk                     . Leveraging Risk
                       . Issuer Risk              . Sector Specific Risk                 . Credit Risk
                       . Growth Securities Risk   . Foreign (non-U.S.) Investment Risk   . Turnover Risk
                       . Smaller Company Risk     . Currency Risk                        . Management Risk
                       . Liquidity Risk           . Focused Investment Risk

                       Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

4 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance            The Fund recently commenced operations and does not yet
Information            have a full calendar year of performance. Therefore, no
                       bar chart or Average Annual Total Returns table is included for the Fund

--------------------------------------------------------------------------------
Fees and Expenses      These tables describe the fees and expenses you may pay
of the Fund            if you buy and hold Institutional Class shares of the
                       Fund:

                       Shareholder Fees (fees paid directly from
                       your investment)                              None

                       Redemption Fee (as a percentage of exchange
                       price or amount redeemed)                     2.00% /(1)/

                       /(1)/ The Redemption Fee may apply to any shares that are
                            redeemed or exchanged within 60 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

                       Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Distribution                   Total Annual                      Net Fund
                                           Advisory  and/or Service      Other      Fund Operating    Expense          Operating
                                             Fees     (12b-1) Fees   Expenses/(1)/     Expenses     Reduction /(2)/  Expenses /(2)/
                       -------------------------------------------------------------------------------------------------------------
                       Institutional Class   0.80%        None            2.53%          3.33%        (2.03%)            1.30%
                       -------------------------------------------------------------------------------------------------------------

                       /(1)/ Other Expenses reflects a 0.50% Administrative Fee
                            paid by the Class and 2.03% in organizational expenses ("Organizational Expenses") based on estimated amounts for the Fund's current fiscal year.

                       /(2)/ Net Expenses reflects the effect of a contractual
                            agreement by the Adviser to waive its advisory or administrative fee and/or reimburse the Fund to the extent that Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.30% for Institutional Class shares during the Fund's initial fiscal year (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts in future periods, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

                       Examples. The Examples below, which are based on estimated amounts for the Fund's current fiscal year, are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                             Year 1   Year 3
                       -------------------------------------
                       Institutional Class    $131     $400
                       -------------------------------------

                                                                 Prospectus    5

                       Summary of Principal Risks

                       The value of your investment in the Fund changes with the value of the Fund's investments. Many factors can affect that value. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on the Fund.

Market Risk            The market price of securities owned by the Fund may go
                       up or down, sometimes rapidly or unpredictably. The
                       Fund normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in the Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk            The value of a security may also decline for a number
                       of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth Securities      The Fund may place particular emphasis on equity
Risk                   securities of companies that its portfolio management
                       team believes will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities.
                       Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller Company Risk   The general risks associated with equity securities and
                       liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Liquidity Risk         The Fund is subject to liquidity risk. Liquidity risk
                       exists when particular investments are difficult to purchase or sell, possibly preventing a fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk       The Fund may use derivatives, which are financial
                       contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
                       The various derivative instruments that the Fund may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Fund may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. The
                       Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund's use of derivatives

6 PIMCO Funds: Multi-Manager Series
                       may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector Specific        In addition to other risks, funds that invest a
Risks                  substantial portion of their assets in related
                       industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

                       Financial Sector Related Risk. Because the Fund may from time to time invest a significant percentage of its assets in financial sector securities, factors that affect the financial sector may have a greater effect on the Fund than they would on a fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive government regulation, availability and cost of capital funds, changes in interest rates and price competition.

                       The Fund may from time to time invest a substantial portion of its assets in other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

Foreign (non-U.S.)     A fund, such as the Fund, that invests in foreign
Investment Risk        securities may experience more rapid and extreme
                       changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Because the Fund invests most of its assets in Europe, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign investments. Specifically, because the Fund may invest more than 25% of its assets in France, Germany or the United Kingdom, the Fund may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to the Fund's investment in foreign securities.

                       EMU Countries Risk. The Fund will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as separate nations adjust to the reduction in flexibility, independence, and sovereignty that the EMU requires. High unemployment and a sense of "deculturalization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Currency Risk          The Fund will invest a significant portion of its
                       assets in securities that trade in or receive revenues in euros.. Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment     Focusing Fund investments in a small number of issuers,
Risk                   industries or foreign currencies or regions increases
                       risk. Because the Fund invests primarily in European companies, it is especially subject to this risk.
                       Similarly, the Fund invests in a relatively small number of issuers and is, therefore, "non-diversified," it may be subject this risk to a greater extent because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Also, the Fund may from time to time have greater risk to the extent it invests a substantial portion of its assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to

                                                                Prospectus     7
                       similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging Risk        Leverage, including borrowing, will cause the value of
                       the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Turnover Risk          A change in the securities held by the Fund is known as
                       "portfolio turnover." High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund's after-tax returns. The trading costs of tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Credit Risk            The Fund is subject to credit risk. This is the risk
                       that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk        The Fund is subject to management risk because it is an
                       actively managed investment portfolio. The Adviser, the Sub-Adviser and the portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

8 PIMCO Funds: Multi-Manager Series

                       Management of the Fund

Investment Adviser     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
and Administrator      Management" or the "Adviser") serves as the investment
                       adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through other selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters.

                       The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its investment management affiliates had approximately $445.5 billion in assets under management.

                       The Adviser has retained its investment management affiliate (the "Sub-Adviser"), RCM Capital Management LLC ("RCM"), to manage the Fund's investments. The Adviser has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Fund in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees          The Fund pays the Adviser fees in return for providing or
                       arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

                       The Fund commenced investment operations on ___, 2004 and commenced paying advisory fees to the Adviser as of such date. The Fund pays monthly advisory fees to the Adviser at the annual rate of 0.80% of the Fund's average daily net assets.

Administrative Fees    The Fund pays for the administrative services it requires
                       under a fee structure which is essentially fixed.
                       Institutional Class shareholders of the Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares.
                       PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Institutional Class shareholders and also bears the costs of most third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

                       Institutional Class shareholders of the Fund pay PIMCO Advisors Fund Management monthly administrative fees at the annual rate of 0.50% of the Fund's average daily net assets attributable in the aggregate to its Institutional Class.

Sub-Adviser            The Sub-Adviser has full investment discretion and makes
                       all determinations with respect to the investment of the Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees.

                       RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its holding company, RCM Global Investors US Holdings LLC, RCM is an indirect wholly-owned subsidiary of Allianz AG and an affiliate of ADAM of America. RCM was originally formed as a Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM provides advisory services to mutual funds and institutional accounts. As of September 30, 2003, RCM had approximately $30.8 billion in assets under management.

                       The Fund is managed by Andreas E. F. Utermann. Mr. Utermann joined Allianz Dresdner Asset Management in October 2002 as Global Chief Investment Officer of Equities. He is also the Chief Executive
                       Officer of Allianz Dresdner Asset Management UK. Mr. Utermann manages European equity portfolios for Dresdner RCM Global Investors and chairs the firm's Global
                       Policy Council. Prior to joining Allianz Dresdner Asset Management, he worked for twelve years at Merrill Lynch Investment Managers (formerly Mercury Asset Management), where he was the Global Head and Chief Investment Officer of Equities.

                                                                    Prospectus 9

Adviser/Sub-Adviser    Shareholders of the Fund have approved a proposal
Relationship           permitting the Adviser to enter into new or amended
                       sub-advisory agreements with one or more sub-advisers with respect to the Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor            The Trust's Distributor is PIMCO Advisors Distributors
                       LLC, an affiliate of the Adviser. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut
                       06902, is a broker-dealer registered with the Securities and Exchange Commission.

10 PIMCO Funds: Multi-Manager Series

                       Investment Options -- Institutional Class Shares

General The Trust offers investors Institutional Class shares of the Fund in this Prospectus. This section provides information about Institutional Class shares only. HOWEVER, THE FUND DESCRIBED IN THIS PROSPECTUS IS NOT OFFERED TO THE PUBLIC AT THE PRESENT TIME. This Prospectus will be revised or supplemented at such time as the Fund is offered to the public.

                       The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class shares, except that, effective as of the close of business on February 6, 2004, a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within 60 days of acquisition. See "Purchases, Redemptions and Exchanges--Redemption Fees" below.

Arrangements with      Institutional Class shares of the Fund may be offered
Service Agents         through certain brokers and financial intermediaries
                       ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

                       Purchases, Redemptions and Exchanges

                       Investors may purchase Institutional Class shares of the Fund at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

                       Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund.

                       Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase Institutional Class shares only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party.

                       . Investment Minimums. The minimum initial investment for Institutional Class shares of the Fund is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. At the discretion of the Adviser, the minimum initial investment may be waived for Institutional Class shares offered to clients of the Adviser, the Fund's sub-administrator, Pacific Investment Management Company, or to clients of the sub-advisers to the Trust's Funds, and their affiliates, and to the benefit plans of the Adviser and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

                       The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

                                                                   Prospectus 11

                       . Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent for Institutional and Administrative Class shares, Boston Financial Data Services-Midwest (the "Transfer Agent"), prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

                       . Initial Investment. Investors may open an account for Institutional Class shares by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

                       Except as described below, an investor may purchase Institutional Class shares only by wiring federal funds to the Transfer Agent, Boston Financial Data Services-Midwest, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, Fund name and share class, amount being wired, and wiring bank name.

                       An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

                       . Additional Investments. An investor may purchase additional Institutional Class shares of the Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

                       . Other Purchase Information. Purchases of the Fund's Institutional Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

                       The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of Institutional Class shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

                       An investor should invest in the Fund for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Institutional Class shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

                       Institutional Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

                       Subject to the approval of the Trust, an investor may purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Adviser or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

12 PIMCO Funds: Multi-Manager Series

                       . Retirement Plans. Shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

                       . Redemption Fees. Effective as of the close of business on February 6, 2004, investors in Institutional Class shares of the Fund will be subject to a "Redemption Fee" on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 60 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 40 days after the purchase of the Fund A shares, followed in 40 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

                       Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Adviser, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

                       The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Adviser's estimate of the costs reasonably anticipated to be incurred by the Fund in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when the Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

                       Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Redeeming Shares       . Redemptions by Mail. An investor may redeem (sell)
                       Institutional Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive,
                       Newport Beach, California 92660. The redemption request should state the Fund's name, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons

                                                                   Prospectus 13
                       designated on the Client Registration Application that are required to effect a redemption.

                       . Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of Institutional Class shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund's name and the class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

                       In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

                       Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

                       Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

                       . Other Redemption Information. Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

                       Effective as of the close of business on February 6, 2004, unless eligible for a waiver, shareholders who redeem their shares within 60 days of acquisition will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See "Redemption Fees" above.

                       Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

14 PIMCO Funds: Multi-Manager Series

                       For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

                       Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

                       The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                       Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege     Except as provided below or in the applicable funds' or
                       series prospectus(es), an investor may exchange
                       Institutional Class shares of the Fund for shares of the same class of any other fund or other series of the Trust that offers that class based on the respective NAVs
                       (subject to any applicable redemption fees or fund reimbursement fees) of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of the Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment Management
                       Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific
                       Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment
                       Management Series at the same address and telephone number as the Trust.

                       Effective as of the close of business on February 6, 2004, unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 60 days of the acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See "Redemption Fees" above. Similarly, unless eligible for a waiver, shareholders who exchange their Institutional Class shares of the Fund for the same class of shares of the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund, another series of the Trust, will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of that Fund acquired in connection with the exchange.

                       An investor may exchange shares only with respect to funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

                       The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or the Fund. For example, the Trust may limit the number of

                                                                   Prospectus 15

                       "round trip" transactions investors may make. An investor makes a "round trip" transaction when the investor purchases shares of a particular Fund, subsequently sells those shares (by way of a redemption or exchange) for shares of a different PIMCO Fund, and then buys back (by way of a purchase or exchange) shares of the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased
                       Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

Verification           To help the government fight the funding of terrorism
of Identity            and money laundering activities, federal law requires
                       all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

                            1.   Name.
                            2.   Date of birth (for individuals).
                            3.   Residential or business street address.
                            4.   Social security number, taxpayer
                                 identification number, or other identifying number.

                       Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

                       Individuals may also be asked for a copy of their driver's license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual's identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

                       After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for            To reduce expenses, it is intended that only one copy
Multiple Copies of     of the Fund's Prospectus and each annual and semi-annual
Shareholder            report will be mailed to those addresses shared by two or
Documents              more accounts. If you wish to receive additional copies
                       of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107.
                       Alternatively, if your shares are held through a financial institution, please contact it directly. Within
                       30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

                       How Fund Shares Are Priced

                       The net asset value ("NAV") of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

                       For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap Securities may also be calculated using the NASDAQ Official Closing Price ("NOCP") instead of the last reputed sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

16 PIMCO Funds: Multi-Manager Series

                       Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

                       Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

                       In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                       Fund Distributions

                       The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time.

                       The Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

                       The Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

                       Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

                       For further information on distribution options, please contact the Trust at 1-800-927-4648.

                       Tax Consequences

                       . Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

                       Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital

                                                                   Prospectus 17
                       gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable as ordinary income.

                       Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

                       . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

                       . A Note on Foreign Investments. The Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

                       . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the "Act"). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before September 30, 2008:

                            . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

                            .    provided holding period and other
                                 requirements are met by the Fund, the Fund may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

                       Fund dividends representing distributions of interest income and net short term capital gains derived from the Fund's debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

                       As described in the Statement of Additional Information under the section captioned "Taxation," the Fund is required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

                       This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

                       Characteristics and Risks of
                       Securities and Investment Techniques

                       This section provides additional information about some of the principal investments and related risks of the Fund identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio management team can decide whether to use them or not. This Prospectus

18 PIMCO Funds: Multi-Manager Series
                       does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the portfolio management team. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Fixed Income           Fixed income securities are obligations of the issuer to
Securities and         make payments of principal and/or interest on future
Defensive Strategies   dates, and include corporate and government bonds, notes,
                       certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

                       Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

                       Under normal market conditions, the Fund will invest primarily in equity securities. In addition, the Fund may invest up to 20% of its total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. There is no limit on the average maturity of the debt securities in the Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. When the Sub-Adviser believes that the Fund should adopt a temporary defensive posture, the Fund may hold all or a substantial portion of its assets in investment grade debt securities, which may be debt obligations issued or guaranteed by the U.S. government or foreign governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

Companies With         The Fund may invest in securities of companies with
Smaller Market         market capitalizations that are small compared to other
Capitalizations        publicly traded companies. Companies which are smaller
                       and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group.
                       Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earning potential or assets.

                       Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

                                                                   Prospectus 19

Initial Public         The Fund may purchase securities in initial public
Offerings              offerings (IPOs). These securities are subject to many of
                       the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.
                       At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one
                       Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign (non-U.S.)     The Fund invests in the following types of foreign equity
Securities             and equity-linked securities (together, "foreign
                       securities"): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.;
                       securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. The Sub-Adviser expects that the Fund's foreign investments will primarily be traded on recognized foreign securities exchanges. However, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when the Sub-Adviser believes that such securities meet the Fund's investment criteria. The Fund also may invest in securities that are not publicly traded either in the U.S. or in foreign markets.

                       The Fund may invest in American Depository Receipts
                       (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

                       Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market        The Fund may invest in securities of issuers based in or
Securities             that trade principally in countries with developing (or
                       "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include:
                       smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
                       significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in

20 PIMCO Funds: Multi-Manager Series
                       these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                       Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

                       Special Risks of Investing in Russian and Other Eastern European Securities. The Fund may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies     A Fund that invests directly in foreign currencies or in
                       securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The
                       Fund is particularly sensitive to this risk.

                       Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. The euro and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

                       Foreign Currency Transactions. The Fund may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

                       The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio management team. The Fund may use one currency (or basket of currencies) to hedge

                                                                   Prospectus 21
                       against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate Debt         The Fund may invest in corporate debt securities.
Securities             Corporate debt securities are subject to the risk of the
                       issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible            The Fund may invest in convertible securities.
Securities             Convertible securities are generally preferred stocks and
                       other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate.
                       The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk.
                       While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives            The Fund may, but is not required to, use a number of
                       derivative instruments for risk management purposes or as part of its non-principal investment strategies. The Fund may also use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

                       Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Fund may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

                       A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

                       Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

                       Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

22 PIMCO Funds: Multi-Manager Series

                       Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

                       Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

                       Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

                       Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. If the portfolio management team incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

                       Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked          The Fund may invest in equity-linked securities.
Securities             Equity-linked securities are privately issued securities
                       whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign (non-U.S.)
                       Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security.
                       Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options.
                       See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.

Credit Ratings and     The Fund may invest in securities based on their credit
Unrated Securities     ratings assigned by rating agencies such as Moody's
                       Investors Service, Inc. ("Moody's") and Standard & Poor's
                       Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
                       Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.
                       The

                                                                Prospectus    23

                       Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

                       The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield             Securities rated lower than Baa by Moody's or lower than
Securities             BBB by S&P are sometimes referred to as "high yield
                       securities" or "junk bonds." The Fund may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities.
                       While offering a greater potential opportunity for capital appreciation and higher yields, these securities typically may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio     For the purpose of achieving income, the Fund may lend
Securities             its portfolio securities to brokers, dealers, and other
                       financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral.
                       Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

Short Sales            The Fund may make short sales as part of its overall
                       portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, the Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,           The Fund may purchase securities which it is eligible to
Delayed Delivery and   purchase on a when-issued basis, may purchase and sell
Forward Commitment     such securities for delayed delivery and may make
Transactions           contracts to purchase such securities for a fixed price
                       at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
                       Therefore, these transactions may result in a form of leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase             The Fund may enter into repurchase agreements, in which
Agreements             the Fund purchases a security from a bank or
                       broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Fund will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase     The Fund may enter into reverse repurchase agreements,
Agreements and         subject to the Fund's limitations on borrowings. A
                       reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the

24 PIMCO Funds: Multi-Manager Series

Other Borrowings       instrument at a specified time and price, and may be
                       considered a form of borrowing for some purposes. The
                       Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.
                       Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies
                       (including money market mutual funds) advised or sub-advised by the Adviser or its affiliates.

Illiquid Securities    The Fund may invest in securities that are illiquid so
                       long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
                       However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other    The Fund may invest in securities of other investment
Investment Companies   companies, such as closed-end management investment
                       companies and exchange traded funds, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Adviser or its affiliates.

Portfolio Turnover     The length of time the Fund has held a particular
                       security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (i.e., in excess of 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Changes in             The Fund's investment objective is a fundamental policy
Investment             that may not be changed without shareholder approval.
Objectives and         However, unless otherwise stated in the Statement of
Policies               Additional Information, all other investment policies of
                       the Fund may be changed by the Board of Trustees without shareholder approval. If there is a change in the Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-       In addition to the risks described under "Summary of
Sized Fund             Principal Risks" above and in this section, the Fund is
                       newly formed and therefore has limited performance history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund's size, may have a disproportionate impact on the Fund's performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Percentage             Unless otherwise stated, all percentage limitations on
Investment             Fund investments listed in this Prospectus will apply
Limitations            at the time of investment. The Fund would not violate
                       these limitations unless an

                                                                Prospectus    25
                       excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Fund's investments refer to net assets plus borrowings made for investment purposes.

Other Investments      The Fund may invest in other types of securities and use
and Techniques         a variety of investment techniques and strategies which
                       are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks.
                       In addition, the Fund may use Grassroots(SM) Research in addition to its traditional research activities.
                       Grassroots(SM) Research is a division of RCM Capital
                       Management LLC. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM Capital Management LLC and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

26 PIMCO Funds: Multi-Manager Series

                       Financial Statements

                       Because the Fund has not yet commenced operations, financial statements are not available.

                                                                   Prospectus 27

                       INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO Funds:           PIMCO Advisors Fund Management LLC, 1345 Avenue of the
Multi-                 Americas, New York, NY 10105
Manager Series

                       SUB-ADVISER

                       RCM Capital Management LLC, 4 Embarcadero Center, San Francisco, CA 94111

                       CUSTODIAN

                       State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

                       TRANSFER AGENT

                       Boston Financial Data Services-Midwest,
                       330 W. 9th Street, 5th Floor, Kansas City,
                       MO 64105

                       LEGAL COUNSEL

                       Ropes & Gray LLP, One International Place, Boston,
                       MA 02110

28 PIMCO Funds: Multi-Manager Series

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                      Supplement Dated _____________, 2004
                                     to the
           Statement of Additional Information Dated ___________, 2004

Disclosure relating to PIMCO RCM Europe Fund (the "New Fund")

Note: This document supplements the PIMCO Funds: Multi-Manager Series (the
"Trust") Statement of Additional Information dated December   , 2003 (as revised
                                                            --
or supplemented from time to time, the "Statement of Additional Information"), which is incorporated by reference herein. In the Statement of Additional Information, references to the "Funds" or a "Fund" are deemed to refer to the New Fund unless otherwise set forth herein or therein or unless the context otherwise requires. This Supplement relates solely to the New Fund, and does not amend or supersede any disclosure relating to any other series of the Trust.

1. Date of the Statement of Additional Information.

     The date of the Statement of Additional Information is hereby amended to ___________, 2004.

2. Additional Series of the Trust.

     The New Fund is a non-diversified series of the Trust. The New Fund does not intend to offer its shares for sale to the public at this time. The New Fund may in the future offer shares to the public pursuant to an amendment to the Trust's Registration Statement, as discussed in the Prospectus of the New Fund dated _____________, 2004 (as from time to time revised or supplemented, the "Prospectus").

     Neither this Supplement to the Statement of Additional Information nor the Statement of Additional Information is a prospectus, and should be read in conjunction with the Prospectus. Information from the Prospectus is incorporated by reference into this Supplement to Statement of Additional Information. The Prospectus and the Statement of Additional Information may be obtained free of charge by writing to PIMCO Funds: Multi Manager Series, 840 Newport Center Drive, Newport Beach, California, 92660 or by calling 1-800-927-4648.

3. Investment Objectives and Policies.

     In addition to the principal investment strategies and the principal risks of the New Fund described in the Prospectus, the New Fund may employ other investment practices and may be subject to additional risks. The New Fund may invest in similar securities and other instruments and use similar investment techniques as the RCM International Growth Equity Fund. Such securities, instruments and investment techniques are described under "Investment Objectives and Policies" in the Statement of Additional Information.

4. Investment Restrictions.

     Fundamental Policies

     The investment restrictions set forth below are fundamental policies of the New Fund and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the New Fund. Under these restrictions, the New Fund may not:

     (1) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

     (2) Acquire more than 10% of the outstanding voting securities of any one issuer;

     (3) Invest in companies for the purpose of exercising control or management;

     (4) Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the New Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. The New Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit the New Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options;

     (5) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

     (6) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the New Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The New Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the New Fund's holdings of such repurchase agreements exceeds 10% of the value of the New Fund's total assets;

     (7) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities;

     (8) Invest more than 15% of the value of its net assets in securities that are illiquid;

     (9) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the New Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the New Fund's shareholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction;

     (10) Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than unaffiliated broker-dealers;

     (11) Purchase commodities or commodity contracts, except that the New Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the New Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC;

     (12) Issue senior securities, except that the New Fund may borrow money as permitted by fundamental investment restriction (4) above. This restriction shall not prohibit the New Fund from engaging in short sales, options, futures and foreign currency transactions; and

     (13) Purchase or sell real estate; provided that the New Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

Non-Fundamental Policies

     The New Fund has adopted the following investment restriction that is not a fundamental policy and may be changed by the Board of Trustees without approval of the New Fund's outstanding voting securities. This restriction provides that the New Fund may not participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

5. Management of the Trust.

     The disclosure under the subheadings "Trustees and Officers", "Trustees' Compensation", and "Fund Administrator" under "Management of the Trust" in the Statement of Additional Information applies to the New Fund.

     Information about the management of the New Fund's portfolio is set forth in the Prospectus. Additional information about PIMCO Advisors Fund Management LLC, the New Fund's investment advisor and administrator, and RCM Capital Management LLC, the New Fund's sub-adviser, is set forth in the Statement of Additional Information under "Management of the Trust."

     The advisory and administrative fees payable by the New Fund are set forth in the Prospectus.

6. Certain Ownership of Trust Shares.

     As of January 16, 2004, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of the Institutional Class of shares of the New Fund (which is the only class of shares of the New Fund) and of the Trust as a whole. As of January 15, 2004, no shares of the New Fund were outstanding.

7. Financial Statements.

     Since the New Fund is newly formed, there are no financial statements available for the New Fund.

8. Distribution of Trust Shares, Portfolio Transactions and Brokerage, Net Asset Value, Taxation and Other Information.

     The Information about the distribution of the Trust's shares, portfolio transactions and brokerage, how the value of the New Fund's' shares are calculated and other information about the Trust is disclosed in the Prospectus and in the sections of the Statement of Additional Information captioned "Distribution of Trust Shares," "Portfolio Transactions and Brokerage," "Net Asset Value," "Taxation" and "Other Information." However, such disclosure is modified to the extent necessary to indicate that the New Fund's shares are not currently offered to the public and to otherwise conform to the disclosure in the Prospectus, which is incorporated herein by reference.

PART C.  OTHER INFORMATION

Item 23. Exhibits.

         The letter of each exhibit relates to the exhibit designation in Form N-1A:


         (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2).


         (b)  (1)  Form of Amended and Restated Bylaws (19).


              (2)  Amended and Restated Bylaws dated as of September 26,
                   2002 (30).

         (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2).

              (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws (30).

          (d) (1)  (i)    Form of Amended and Restated Investment Advisory
                          Agreement dated as of May 5, 2000 (19).


                   (ii) Form of Addendum to Investment Advisory Agreement to add the NFJ Large-Cap Value and NFJ Global Value Funds, to be filed by amendment.


                   (iii) Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (iv) Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

                   (v) Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund
                          (26).

                   (vi) Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund
                          (28).

                   (vii) Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust (30).

                   (viii) Form of Addendum to Investment Advisory Agreement to add the Multi-Discipline Portfolio (35).

                   (ix) Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Europe Fund, filed herewith.

              (2)  (i)    Form of Portfolio Management Agreement with NFJ
                          Investment Group (19).

                   (ii) Form of Portfolio Management Agreement with Cadence Capital Management (19).

                   (iii) Portfolio Management Agreement with Parametric Portfolio Associates (24).

                        (iv) Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

                        (v) Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

                        (vi) Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).

                        (vii) Form of Portfolio Management Agreement with Pacific Investment Management Company LLC (35).

                        (viii) Form of Novation of Portfolio Management Agreement with NFJ Investment Group (30).

                        (ix) Form of Novation of Portfolio Management Agreement with Cadence Capital Management (30).

                        (x) Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates
                                (30).

                        (xi) Form of Novation of Portfolio Management Agreement with PIMCO Equity Advisors (30).

                        (xii) Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (30).

                        (xiii) Form of Novation of Portfolio Management Agreement with Nicholas-Applegate Capital Management (30).

                        (xiv) Form of Addendum to Portfolio Management Agreement with PIMCO Equity Advisors (35).

                        (xv) Form of Addendum to Portfolio Management Agreement with NFJ Investment Group (35).

                        (xvi) Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (35).

                        (xvii) Form of Addendum to Portfolio Management Agreement with Nicholas Applegate Capital Management (35).

                        (xviii) Form of Portfolio Management Agreement with
                                Parametric Portfolio Associates dated September 30, 2003 (35).

                        (xix) Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC, filed herewith.

              (e)  (1)  Form of Amended and Restated Distribution Contract (31).

                   (2) Supplement to Distribution Contract to add the PIMCO Large-Cap Value, PIMCO International Value, PIMCO Balanced Value, PIMCO Core Equity, PIMCO Small-Cap Value, PIMCO Disciplined Value and PIMCO Mid-Cap Value Funds (33).

                   (3) Form of Supplement to Distribution Contract to add PIMCO Multi-Discipline Portfolio (35).

                   (4)  Form of Dealer Agreement (21).

                   (5) Form of Supplement to Distribution Contract to add PIMCO RCM Europe Fund, filed herewith.

              (f)       Not Applicable.

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company (19).

                   (2) Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P. (19).

                        (i) Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001, (26).

                        (ii) Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

                        (iii) Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2002 (31).

                        (iv) Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2003 (37).

                    (2) Amended and Restated Administration Agreement between
                        the Trust and PIMCO Advisors Fund Management LLC dated March 7, 2003. (34).

                        (i)   Updated Schedule to Administration Agreement (35).

                        (ii) Form of Updated Schedule to Administration Agreement, filed herewith.

                    (3) Form of Administration Agreement between PIMCO Advisors
                        L.P. and Pacific Investment Management Company (4)

                    (4) Form of Amendment to Administration Agreement (to
                        include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                    (5) Form of Agency Agreement and Addenda (1)

                    (6) Form of Addendum to Agency Agreement (4)

                    (7) Form of Assignment of Agency Agreement (4)

                    (8) Form of Addendum to Agency Agreement (6)

                    (9) (i) Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

                        (ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999
                              (19).

                              (a) Amendment Number Two to the Transfer Agency
                                  and Series Agreement with First Data Investor Services Group, Inc. (24).

                        (iii) Form of Transfer Agency and Services Agreement
                              with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

                   (10) Form of Service Plan for Institutional Services Shares
                        (6)

                   (11) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

                   (12) Form of Securities Lending Authorization Agreement with
                        State Street Bank and Trust Company (29).

                   (13) Form of Administration Agreement between the Trust and
                        PIMCO Funds Advisors LLC, (30).

              (i)       Opinion and Consent of Counsel (6)

              (j)   (1) Consents of PricewaterhouseCoopers LLP.

                        (i)    Consent dated October 30, 2000 (20)

                        (ii)   Consent dated November 13, 2000 (22)

                        (iii)  Letter dated October 26, 1999 from
                               PricewaterhouseCoopers LLP to the Securities and Exchange Commission. (14)

                        (iv)   Consent dated October 29, 2001 (25)

                        (v)    Consent dated December 28, 2001 (26).

                        (vi)   Consent dated July 19, 2002 (28).

                        (vii)  Consent dated October 31, 2002, (30).

                        (viii) Consent dated December 30, 2002, (32)

                        (ix)   Consent dated March 31, 2003, (33).

                        (x)    Consent dated October 30, 2003, (36).

                    (2) Consent and Opinion of Coopers & Lybrand LLP. (6)

                    (3) Consent of Ernst & Young LLP.

                        (i)    Consent dated July 12, 2002 (28)

                        (ii)   Consent dated October 25, 2002, (30).

                        (iii)  Consent dated March 31, 2003. (33)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)   (1) Form of Distribution and Servicing Plan (Class A) (4)

                    (2) Form of Distribution and Servicing Plan (Class B) (4)

                    (3) Form of Distribution and Servicing Plan (Class C) (4)

                    (4) Form of Distribution Plan for Administrative Class
                        Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(1).

                   (6) Form of Distribution and Servicing Plan for Class R shares, (32).

              (n)  (1)  Form of Amended and Restated Multi-Class Plan (21)

                   (2) Amended and Restated Multi-Class Plan dated September 19, 2001. (25)

                   (3) Second Amended and Restated Multi-Class Plan dated December 5, 2002 (32).

              (p)  (1)  Code of Ethics of the Registrant (19)

                   (2) Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates
                        (19)


                   (3) Code of Ethics of Pacific Investment Management Company LLC (35).


                   (4)  Code of Ethics of Dresdner RCM Global Investors LLC
                        (26).

                   (5)  Code of Ethics of PIMCO Funds Distributors LLC (19)

                   (6)  Code of Ethics of Nicholas-Applegate Capital Management
                        (27)

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for Stephen J. Treadway, E. Philip Cannon, Donald P. Carter, Gary A. Childress, John P. Hardaway, W. Bryant Stooks and Gerald M. Thorne (5)

                   (3)  Power of Attorney for Theodore J. Coburn (27)

--------------------
1 Incorporated by reference from Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Incorporated by reference from Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5 Incorporated by reference from Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6 Incorporated by reference from Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7 Incorporated by reference from Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8 Incorporated by reference from Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10. Incorporated by reference from Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11. Incorporated by reference from Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12. Incorporated by reference from Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13. Incorporated by reference from Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14. Incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15. Incorporated by reference from Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16. Incorporated by reference from Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17. Incorporated by reference from Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.  Not Applicable.

19. Incorporated by reference from Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20. Incorporated by reference from Post-Effective Amendment No. 53 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22. Incorporated by reference from Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23. Incorporated by reference from Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24. Incorporated by reference from Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25. Incorporated by reference from Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26. Incorporated by reference from Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27. Incorporated by reference from Post-Effective Amendment No. 67 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

28. Incorporated by reference from Post-Effective Amendment No. 71 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

29. Incorporated by reference from Post-Effective Amendment No. 72 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.

30. Incorporated by reference from Post-Effective Amendment No. 74 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

31. Incorporated by reference from Post-Effective Amendment No. 81 under the Investment Company Act to the Trust's Registration Statement on Form N-1A (File No. 811-6161), as filed on December 16, 2002.

32. Incorporated by reference from Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2002.

33. Incorporated by reference from Post-Effective Amendment No. 79 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2003.

34. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-106248), as filed on June 18, 2003.

35. Incorporated by reference from Post-Effective Amendment No. 83 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 28, 2003.

36. Incorporated by reference from Post-Effective Amendment No. 84 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2003.

37. Incorporated by reference from Post-Effective Amendment No. 85 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 15, 2003.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Trust's Investment Advisor and Portfolio Managers.


     Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.



  PIMCO Advisors Fund Management LLC

---------------------------------------------------------------------------------------------------------------
Name                           Position with Advisor           Other Affiliations
---------------------------------------------------------------------------------------------------------------

David C. Flattum               Managing Director,              Director of PIMCO Global Advisors
                               General Counsel and             (Resources) Limited; Managing
                               Head of Corporate               Director of Allianz Dresdner
                               Functions                       Asset Management U.S. Equities LLC,
                                                               Allianz Hedge Fund Partners Holding
                                                               L.P., Allianz-PacLife Partners LLC
                                                               PIMCO Advisors Holdings LLC; Managing
                                                               Director, General Counsel and Head
                                                               of Corporate Functions, Management
                                                               Board of Allianz Asset Management of
                                                               America LLC; Director, Chief Executive
                                                               Officer, Oppenheimer Group, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Stephen J. Treadway           Managing Director                Managing Director and Chief
                              and Chief Executive              Executive Officer of PIMCO Advisors
                              Officer                          Distributors LLC; Managing Director
                                                               and Chief Executive Officer, PIMCO
                                                               Allianz Advisors LLC, PIMCO
                                                               Advisors Holdings LLC; Director, Chief
                                                               Executive Officer of PIMCO Advisors
                                                               Advertising Agency Inc.; Executive Vice
                                                               President of OpCap Advisors;
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
James G. Ward                 Executive Vice President         Director of Human Resources of PIMCO
                                                               Australia Pty Ltd, PIMCO Europe
                                                               Limited, PIMCO Japan Ltd, PIMCO Funds
                                                               Distributors LLC, Allianz Dresdner Asset
                                                               Management U.S. Equities LLC, PIMCO
                                                               Allianz Advisors LLC, Allianz Asset
                                                               Management of America LLC, PIMCO Global
                                                               Advisors LLC; Director, Executive Vice
                                                               President of PIMCO Global Advisors
                                                               (Resources) Limited
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Stewart A. Smith              Vice President and Secretary     Secretary of Allianz Hedge Fund
                                                               Partners Holding L.P., Allianz Hedge
                                                               Fund Partners L.P., PIMCO Advisors
                                                               Holdings LLC, PIMCO Allianz Advisors
                                                               LLC, PIMCO Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC, PIMCO Equity
                                                               Partners LLC, Allianz Private Client
                                                               Services LLC; Assistant Secretary of
                                                               PIMCO Advisors Advertising Agency Inc., PIMCO
                                                               Advisors Distributors LLC, PIMCO Global
                                                               Advisors LLC, Cadence Capital Management LLC,
                                                               Oppenheimer Capital Australia Inc.;
                                                               Managing Director and Chief Executive
                                                               Officer of PIMCO Advisors Distributors LLC;
                                                               Director, Secretary of PIMCO Global
                                                               Advisors (Resources) Limited; Secretary
                                                               of Allianz Dresdner Asset Management of
                                                               America LLC, Allianz Asset Management
                                                               U.S. Equities LLC, Allianz-PacLife
                                                               Partners LLC, Cadence Capital Management
                                                               Inc., NFJ Investment Group, Vice
                                                               President and Assistant Secretary of OCC
                                                               Distributors LLC, OpCap Advisors LLC,
                                                               Oppenheimer Capital LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
John C. Maney                 Executive Vice President and     Chief Financial Officer of PIMCO
                              Chief Financial Officer          Advisors Private Client Services LLC,
                                                               Allianz Hedge Fund Partners
                                                               Holding L.P., Allianz Hedge Fund
                                                               Partners L.P., Cadence Capital
                                                               Management LLC,
                                                               PIMCO Advisors Holdings LLC,
                                                               PIMCO/Allianz Advisors LLC,
                                                               PIMCO Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC,
                                                               PIMCO Equity Partners LLC,
                                                               PIMCO Advisors Advertising Agency Inc.,
                                                               PIMCO Advisors Distributors LLC,
                                                               PIMCO Global Advisors LLC,
                                                               Allianz Private Client
                                                               Services LLC, StocksPLUS
                                                               Management, Inc., Value Advisors
                                                               LLC, Allianz Dresdner Asset Management
                                                               U.S. Equities LLC, Allianz-PacLife
                                                               Partners LLC, NFJ Investment
                                                               Group L.P., Oppenheimer Group,
                                                               Inc., OCC Distributors LLC,
                                                               OpCap Advisors LLC, Oppenheimer
                                                               Capital LLC, Oppenheimer Capital
                                                               Australasia, Inc., Pacific
                                                               Investment Management Company LLC,
                                                               Allianz Dresdner Asset
                                                               Management of America LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Andrew Bocko                  Senior Vice President and        Director of Information Technology
                              Director of Information          of Allianz Asset Management of
                              Technology                       America LLC, Allianz Asset
                                                               Management U.S. Equities LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Francis C. Poli               Executive Vice President,        Chief Legal Officer and
                              Director of Compliance           Director of Compliance of
                              and Assistant Secretary          Allianz Dresdner Asset
                                                               Management U.S. Equities LLC,
                                                               Allianz Hedge Fund Partners L.P.,
                                                               PIMCO Advisors Private Client
                                                               Services LLC, PIMCO/Allianz
                                                               International Advisors LLC, PIMCO
                                                               Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC;
                                                               Allianz Private Client Services
                                                               LLC; PIMCO Equity Partners LLC;
                                                               Vice President Compliance Officer
                                                               of PIMCO Advisors Distributors
                                                               LLC; Principal, Secretary and
                                                               Compliance Officer of OCC
                                                               Distributors LLC; Executive Vice
                                                               President, Chief Legal Officer
                                                               and Secretary of OpCap Advisors
                                                               LLC, Oppenheimer Capital LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Vice President and Controller    Vice President and Controller of
                                                               PIMCO Advisors Private Client Services
                                                               LLC, Allianz Hedge Fund Partners
                                                               Holding L.P., Allianz Hedge Fund
                                                               Partners L.P., PIMCO Advisors
                                                               Holdings LLC, PIMCO/Allianz
                                                               International Advisors LLC, PIMCO
                                                               Advisors CD Distributors LLC,
                                                               PIMCO Europe Limited, PIMCO
                                                               Equity Advisors LLC, PIMCO Equity
                                                               Partners LLC, PIMCO Advisors
                                                               Advertising Agency Inc., PIMCO
                                                               Global Advisors LLC, PIMCO Global
                                                               Advisors (Resources) Limited,
                                                               PIMCO Japan Ltd, Allianz Private
                                                               Client Services LLC, StocksPLUS
                                                               Management, Inc., Allianz-PacLife
                                                               Partners LLC, Cadence Capital
                                                               Management LLC,
                                                               NFJ Management Inc., NFJ
                                                               Investment Group L.P., OCC
                                                               Distributors LLC, OpCap Advisors LLC,
                                                               Oppenheimer Capital LLC, Oppenheimer
                                                               Capital Australia Inc.,
                                                               Oppenheimer Group, Inc.,  Pacific
                                                               Investment Management Company LLC;
                                                               PIMCO Advisors Distributors LLC,
                                                               Allianz Asset Management of
                                                               America LLC, Allianz Dresdner
                                                               Asset Management U.S. Equities
                                                               LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Newton B. Schott, Jr.         Managing Director, Chief         Managing Director, Chief Administrative
                              Legal Officer and Secretary      Officer, General Counsel, PIMCO Advisors
                                                               Distributors LLC;
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Tim Clark                     Managing Director
---------------------------------------------------------------------------------------------------------------


                          Cadence Capital Management
                       265 Franklin Street, 11/th/ Floor
                          Boston, Massachusetts 02110


------------------------------------------------------------------------------------------------------
Name                          Position with Advisor          Other Affiliations
------------------------------------------------------------------------------------------------------
David B. Breed                Managing Director, Chief       Director, Managing Director, Chief
                              Executive Officer              Executive Officer, Cadence Capital
                                                             Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
William B. Bannick            Managing Director, Executive   Director, Managing Director,
                              Vice President                 Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Katherine A. Burdon           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Bart J. O'Connor              Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Michael J. Skillman           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Wayne A. Wicker               Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Mary Ellen Melendez           Chief Operating Officer,       None
                              Secretary
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John C. Maney                 Chief Financial Officer        See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Barbara M. Green              Treasurer                      None
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Stewart A. Smith              Assistant Secretary            See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------

                            NFJ Investment Group L.P.
                         2121 San Jacinto, Suite 1840
                             Dallas, Texas 75201


------------------------------------------------------------------------------------------------------
Name                              Position with Advisor      Other Affiliations
------------------------------------------------------------------------------------------------------
Benno J. Fischer              Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John L. Johnson               Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Jack C. Najork                Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John C. Maney                 Chief Financial Officer        See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Controller                     See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Stewart A. Smith              Secretary                      See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------

                         Parametric Portfolio Associates
                             1151 Fairview Avenue N.
                            Seattle, Washington 98109

Name                    Position with Portfolio Manager     Other Affiliations

Andrew Abramsky         Chief Operation Officer             None

William E. Cornelius    Chairman of the Board               Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

Brian Langstraat        Chief Executive Officer             Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

David M. Stein          Chief Investment Officer            Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

                        Dresdner RCM Global Investors LLC
                             Four Embacadero Center
                            San Francisco, CA 94111

Name                    Position with Portfolio Manager     Other Affiliations

Dora Fong               Director of Finance                 Same

Susan C. Gause          Member of Board of Managers;        Same
                        Chief Executive Officer; and
                        Senior Managing Director

Robert J. Goldstein     Managing Director, Secretary        Same
                        and General Counsel

Joachim Maedler         Member of Board of Managers         Deputy Global Chief
                        and Managing Director               Executive Officer,
                                                            Allianz Dresdner
                                                            Asset Management

William L. Price        Chairman of Board of                Same
                        Managers; Senior Managing
                        Director; and Global Chief
                        Investment Officer

                    Nicholas-Applegate Capital Management LLC
                                600 West Broadway
                               San Diego, CA 92101

--------------------------------------------------------------------------------
Name                    Position with Portfolio Manager     Other Affiliations
--------------------------------------------------------------------------------
Charles H. Field        Deputy General Counsel
--------------------------------------------------------------------------------
Peter J. Johnson        Director Institutional Sales
                        and Client Service
--------------------------------------------------------------------------------
C. William Maher        Chief Financial Officer             Chief Financial
                                                            Officer and
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Institutional Funds
--------------------------------------------------------------------------------
E. Blake Moore, Jr.     General Counsel                     President, Nicholas-
                                                            Applegate
                                                            Institutional Funds;
                                                            General Counsel and
                                                            Secretary, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Director, Nicholas-
                                                            Applegate Southeast
                                                            Asia Fund
--------------------------------------------------------------------------------
Arthur E. Nicholas      Chairman                            Trustee and Chairman
                                                            of the Board,
                                                            Nicholas-Applegate
                                                            Institutional Funds;
                                                            Chairman and
                                                            President, Nicholas-
                                                            Applegate
                                                            Securities; Director
                                                            and Chairman of the
                                                            Board, Nicholas-
                                                            Applegate Fund,
                                                            Inc.; President,
                                                            Nicholas-Applegate
                                                            Securities
                                                            International LDC
--------------------------------------------------------------------------------
Eric S. Sagerman        Head of Global Marketing
--------------------------------------------------------------------------------
Horacio Valeiras, CFA   Chief Investment Officer
--------------------------------------------------------------------------------
Marna Whittington       President
--------------------------------------------------------------------------------

                         PIMCO Equity Advisors LLC
                    1345 Avenue of the Americas, 50th Floor
                               New York, NY 10105



Name                    Position                               Other Affiliations
----                    --------                               ------------------
Kenneth W. Corba        Managing Director, Chief Executive
                        Officer and Chief Investment Officer

Taegan D. Goddard       Managing Director and Chief
                        Operating Officer

John C. Maney           Chief Financial Officer                See PIMCO Advisors Fund
                                                               Management and Cadence
                                                               and NFJ

Francis C. Poli         Executive Vice President, Chief        See PIMCO Advisors Fund
                        Legal Officer and Assistant            Management
                        Secretary


Anne-Marie Pitale       Vice President, Director of
                        Compliance

Vinh T. Nguyen          Vice President and Controller          See PIMCO Advisors Fund
                                                               Management and NFJ

Stewart A. Smith        Vice President and Secretary           See PIMCO Advisors Fund
                                                               Management and Cadence
                                                               and NFJ

Dennis P. McKechnie     Managing Director

Jeffrey D. Parker       Managing Director

John K. Schneider       Managing Director, Marketing and
                        Client Services

John E. Cashwell, Jr.   Senior Vice President

James P. Leavy          Senior Vice President



               Pacific Investment Management Company LLC ("PIMCO")
                      840 Newport Center Drive, Suite 300
                            Newport Beach, CA 92660



Name                               Business and Other Connections
----                               ------------------------------
Ahto, Laura A.                     Senior Vice President, PIMCO and PIMCO Europe
                                   Limited.

Anderson, Joshua M.                Vice President, PIMCO.

Andrews, David S.                  Senior Vice President, PIMCO.

Arnold, Tamara J.                  Executive Vice President, PIMCO.

Asay, Michael R.                   Executive Vice President, PIMCO.

Baker, Brian P.                    Senior Vice President, PIMCO and PIMCO Asia PTE
                                   Limited.

Banno, Denise C.                   Senior Vice President, PIMCO.

Beaumont, Stephen B.               Senior Vice President, PIMCO.

Benz II, William R.                Managing Director and Executive Committee Member,
                                   PIMCO.

Beyer, Nicolette                   Vice President, PIMCO and PIMCO Europe Limited.

Bhansali, Vineer                   Executive Vice President, PIMCO.

Bishop, Gregory A.                 Senior Vice President, PIMCO, the Trust, and PIMCO
                                   Variable Insurance Trust.

Borneleit, Adam                    Vice President, PIMCO.

Brittain, W.H. Bruce               Senior Vice President, PIMCO.

Brown, Erik C.                     Vice President, PIMCO; Assistant Treasurer, the
                                   Trust, PIMCO Variable Insurance Trust, PIMCO
                                   Commercial Mortgage Securities Trust, Inc., PIMCO
                                   Funds: Multi-Manager Series, and PIMCO Strategic
                                   Global Government Fund, Inc.

Brynjolfsson, John B.              Managing Director, PIMCO.

Burns, R. Wesley                   Director, PIMCO; President and Trustee of the Trust
                                   and PIMCO Variable Insurance Trust; President and
                                   Director of PIMCO Commercial Mortgage Securities
                                   Trust, Inc.; Director, PIMCO Funds: Global Investors
                                   Series plc and PIMCO Global Advisors (Ireland)
                                   Limited; Senior Vice President, PIMCO Strategic
                                   Global Government Fund, Inc.

Burton, Kirsten                    Vice President, PIMCO.

Callin, Sabrina C.                 Senior Vice President, PIMCO; Vice President,
                                   StocksPLUS Management, Inc.

Chipp, William                     Vice President, PIMCO.

Clark, Marcia K.                   Vice President, PIMCO.

Conseil, Cyrille                   Senior Vice President, PIMCO.

Cullinan, William E.               Vice President, PIMCO.

Cummings, Doug                     Vice President, PIMCO.

Cummings, John B.                  Vice President, PIMCO.

Cupps, Wendy W.                    Executive Vice President, PIMCO.

Dada, Suhail                       Senior Vice President, PIMCO.

Danielson, Brigitte                Vice President, PIMCO.

Dawson, Craig A.                   Senior Vice President, PIMCO.

Dialynas, Chris P.                 Managing Director, PIMCO.

Dorff, David J.                    Senior Vice President, PIMCO.

Dunn, Anita                        Vice President, PIMCO.

Durham, Jennifer E.                Vice President, PIMCO.

Easterday, Jeri A.                 Vice President, PIMCO.

Eberhardt, Michael                 Vice President, PIMCO and PIMCO Europe Limited.

El-Erian, Mohamed A.               Managing Director, PIMCO; Senior Vice President,
                                   PIMCO Strategic Global Government Fund, Inc.

Ellis, Edward L.                   Vice President, PIMCO.

Estep, Bret W.                     Vice President, PIMCO.

Evans, Stephanie D.                Vice President, PIMCO.

Fields, Robert A.                  Vice President, PIMCO.

Fisher, Marcellus M.               Senior Vice President, PIMCO.

Foss, Kristine L.                  Vice President, PIMCO.

Fournier, Joseph A.                Vice President, PIMCO and PIMCO Asia PTE
                                   Limited.

Foxall, Julian                     Vice President, PIMCO and PIMCO Australia Pty
                                   Limited.

Frisch, Ursula T.                  Senior Vice President, PIMCO.

Fulford III, Richard F.            Vice President, PIMCO.

Gagne, Darius                      Vice President, PIMCO.

Garbuzov, Yuri P.                  Senior Vice President, PIMCO.

Gleason, G. Steven                 Senior Vice President, PIMCO.

Goldman, Stephen S.                Senior Vice President, PIMCO and PIMCO Europe
                                   Limited.

Gomez, Michael A.                  Vice President, PIMCO.

Gore, Gregory T.                   Vice President, PIMCO.

Graber, Gregory S.                 Vice President, PIMCO.

Greer, Robert J.                   Vice President, PIMCO

Gross, William H.                  Managing Director and Executive Committee Member,
                                   PIMCO; Director and Vice President, StocksPLUS
                                   Management, Inc.; Senior Vice President of the Trust
                                   and PIMCO Variable Insurance Trust.

Gupta, Shailesh                    Vice President, PIMCO and PIMCO Europe Limited.

Hague, John L.                     Managing Director, PIMCO.

Hally, Gordon C.                   Executive Vice President, PIMCO.

Hamalainen, Pasi M.                Managing Director, PIMCO; Senior Vice President,
                                   PIMCO Strategic Global Government Fund, Inc.

Hardaway, John P.                  Senior Vice President, PIMCO; Vice President,
                                   StocksPLUS Management, Inc.; Treasurer, the Trust,
                                   PIMCO Commercial Mortgage Securities Trust, Inc.,
                                   PIMCO Variable Insurance Trust, PIMCO Funds:
                                   Multi-Manager Series and PIMCO Strategic Global
                                   Government Fund, Inc.

Harris, Brent R.                   Managing Director and Executive Committee Member,
                                   PIMCO; Director and Vice President, StocksPLUS
                                   Management, Inc.; Trustee and Chairman of the Trust
                                   and PIMCO Variable Insurance Trust; Director and
                                   Chairman, PIMCO Commercial Mortgage Securities
                                   Trust, Inc.; Chairman and President, PIMCO Strategic
                                   Global Government Fund, Inc.

Harrison, Paul                     Vice President, PIMCO and PIMCO Australia Pty. Ltd.

Harumi, Kazunori                   Vice President, PIMCO and PIMCO Japan Limited.

Hastings, Arthur J.                Vice President, PIMCO.

Hayes, Ray C.                      Senior Vice President, PIMCO, the Trust, and PIMCO
                                   Variable Insurance Trust.

Hinman, David C.                   Executive Vice President, PIMCO.

Hodge, Douglas M.                  Managing Director, PIMCO and PIMCO Asia Pacific.

Holden, Brent L.                   Managing Director, PIMCO.

Holloway, Dwight F., Jr.           Executive Vice President, PIMCO and PIMCO Europe
                                   Limited.

Horsington, Simon                  Vice President, PIMCO and PIMCO Europe Limited.

Hsu, Lori C.                       Vice President, PIMCO.

Hudoff, Mark T.                    Executive Vice President, PIMCO and PIMCO Europe
                                   Limited.

Hudson, James                      Vice President, PIMCO and PIMCO Europe Limited.

Isberg, Margaret E.                Managing Director, PIMCO; Senior Vice President, the
                                   Trust and PIMCO Variable Insurance Trust.

Ishida, Koji                       Vice President, PIMCO and PIMCO Japan Limited.

Ivascyn, Daniel J.                 Senior Vice President, PIMCO, PIMCO Commercial
                                   Mortgage Securities Trust, Inc., and PIMCO Strategic
                                   Global Government Fund, Inc.

Jacobs IV, Lew W.                  Executive Vice President, PIMCO.

Johnson, Elissa M.                 Vice President, PIMCO and PIMCO Europe Limited.

Johnson, Kelly                     Vice President, PIMCO.

Johnstone, Jim                     Vice President, PIMCO, the Trust, and PIMCO
                                   Variable Insurance Trust.

Katz, Joshua                       Vice President, PIMCO.

Kawamura, Kenji                    Vice President, PIMCO and PIMCO Japan Limited.

Kelleher III, Thomas J.            Vice President, PIMCO.

Keller, James M.                   Managing Director, PIMCO.

Kelly, Benjamin M.                 Vice President, PIMCO.

Kennedy, Raymond G., Jr.           Managing Director, PIMCO.

Kido, Masahiro                     Vice President, PIMCO and PIMCO Japan Limited.

Kiesel, Mark R.                    Executive Vice President, PIMCO.

King, J. Stephen, Jr.              Vice President, PIMCO and StocksPLUS Management, Inc.

King, Stephanie L.                 Vice President, PIMCO.

Kirkbaumer, Steven P.              Senior Vice President, PIMCO, the Trust, and PIMCO
                                   Variable Insurance Trust.

Kondo, Tetsuro                     Vice President, PIMCO and PIMCO Japan Limited.

Kuhner, Kevin D.                   Vice President, PIMCO, the Trust, and PIMCO
                                   Variable Insurance Trust.

Lackey, W. M.                      Vice President, PIMCO.

Larsen, Henrik P.                  Vice President, PIMCO, the Trust, PIMCO Commercial
                                   Mortgage Securities Trust, Inc., PIMCO Variable
                                   Insurance Trust, PIMCO Funds: Multi-Manager Series,
                                   and PIMCO Strategic Global Government Fund, Inc.

Lehavi, Yanay                      Vice President, PIMCO.

Lindgren, Peter L.                 Senior Vice President, PIMCO and PIMCO Europe
                                   Limited.

Loftus, John S.                    Managing Director, PIMCO; Senior Vice President, the
                                   Trust and PIMCO Variable Insurance Trust; Vice
                                   President and Assistant Secretary, StocksPLUS
                                   Management, Inc.

Low, Aaron                         Vice President, PIMCO and PIMCO Asia PTE Limited.

Lown, David C.                     Executive Vice President, PIMCO.

Ludwig, Jeffrey T.                 Senior Vice President, PIMCO.

Makinoda, Naoto                    Vice President, PIMCO and PIMCO Japan Limited.

Mallegol, Andre J.                 Senior Vice President, PIMCO, the Trust, and PIMCO
                                   Variable Insurance Trust.

Mariappa, Sudesh N.                Managing Director, PIMCO.

Maronilla, Ramon                   Vice President, PIMCO and PIMCO Asia Pte.

Martin, Scott W.                   Vice President, PIMCO.

Martini, Michael E.                Senior Vice President, PIMCO.

Masanao, Tomoya                    Senior Vice President, PIMCO and PIMCO Japan Limited.

Mather, Scott A.                   Executive Vice President, PIMCO.

Matsuhisa, Robert L.               Vice President, PIMCO.

Matsui, Akinori                    Senior Vice President, PIMCO and PIMCO Japan Limited.

Mayuzumi, Sugako                   Vice President, PIMCO and PIMCO Japan Limited.

McCann, Patrick Murphy             Vice President, PIMCO.

McCray, Mark V.                    Executive Vice President, PIMCO.

McCulley, Paul A.                  Managing Director, PIMCO.

McDevitt, Joseph E.                Executive Vice President, PIMCO; Director and Chief
                                   Executive Officer, PIMCO Europe Limited; Director,
                                   PIMCO Funds: Global Investors Series plc and PIMCO
                                   Global Advisors (Ireland) Limited.

Meehan, James P., Jr.              Senior Vice President, PIMCO.

Meiling, Dean S.                   Managing Director, PIMCO.

Metsch, Mark E.                    Vice President, PIMCO.

Mewbourne, Curtis A.               Executive Vice President, PIMCO.

Miller, John M.                    SeniorVice President, PIMCO.

Miller, Kendall P., Jr.            Vice President, PIMCO.

Millimet, Scott A.                 Senior Vice President, PIMCO.

Mitchell, Gail                     Vice President, PIMCO, the Trust, and PIMCO Variable
                                   Insurance Trust.

Moll, Jonathan D.                  Executive Vice President, PIMCO.

Monson, Kirsten S.                 Executive Vice President, PIMCO.

Moriguchi, Masabumi                Vice President, PIMCO and PIMCO Japan Limited.

Murata, Alfred T.                  Vice President, PIMCO.

Muzzy, James F.                    Managing Director, PIMCO; Chairman and Director,
                                   PIMCO Funds: Global Investors Series plc and PIMCO
                                   Global Advisors (Ireland) Limited; Director and Vice
                                   President, StocksPLUS Management, Inc.; Senior Vice
                                   President, the Trust and PIMCO Variable Insurance
                                   Trust;.

Nercessian, Terence Y.             Vice President, PIMCO.

Nieves, Roger O.                   Vice President, PIMCO.

Norris, John F.                    Vice President, PIMCO.

Nguyen, Vinh T.                    Controller, PIMCO; Vice President and Controller,
                                   Allianz Dresdner Asset Management of America L.P.,
                                   Cadence Capital Management LLC, Cadence Capital
                                   Management, Inc., NFJ Investment Group L.P., NFJ
                                   Management, Inc., StocksPLUS Management, Inc., PIMCO
                                   Advisors Distributors LLC, PIMCO Advisors
                                   Advertising Agency, Inc., Oppenheimer Group, Inc.,
                                   PIMCO Global Advisors LLC, PIMCO Equity Advisors
                                   LLC, PIMCO Equity Partners LLC, Nicholas Applegate
                                   Holdings LLC, Oppenheimer Capital LLC, OCC
                                   Distributors LLC, OpCap Advisors LLC, Allianz Hedge
                                   Fund Partners L.P., PIMCO Advisors Managed Accounts
                                   LLC, and Allianz Private Client Services LLC.

O'Connell, Gillian                 Vice President, PIMCO and PIMCO Europe Limited.

Okamura, Shigeki                   Senior Vice President, PIMCO and PIMCO Japan
                                   Limited.

Okun, Ric                          Vice President, PIMCO.

Ongaro, Douglas J.                 Senior Vice President, PIMCO; Senior Vice President,
                                   the Trust and PIMCO Variable Insurance Trust.

Otterbein, Thomas J.               Executive Vice President, PIMCO.

Palghat, Kumar N.                  Senior Vice President, PIMCO and PIMCO Australia Pty
                                   Limited.

Palmer, Richard H.                 Vice President, PIMCO.

Pan, Evan T.                       Vice President, PIMCO and PIMCO Japan Limited.

Pardi, Peter Paul                  Senior Vice President, PIMCO and PIMCO Europe
                                   Limited.

Parikh, Saumil H.                  Vice President, PIMCO.

Paulson, Bradley W.                Senior Vice President, PIMCO.

Perez, Keith                       Senior Vice President, PIMCO.

Pflug, Bruce                       Senior Vice President, PIMCO; Vice President, the
                                   Trust and PIMCO Variable Insurance Trust.

Phansalkar, Mohan V.               Executive Vice President, Chief Legal Officer and
                                   Assistant Secretary, PIMCO; Secretary, StocksPLUS
                                   Management, Inc.

Philipp, Elizabeth M.              Executive Vice President, PIMCO.

Pittman, David J.                  Vice President, PIMCO, the Trust, and PIMCO
                                   Variable Insurance Trust.

Plein, Jeffrey L.                  Vice President, PIMCO and PIMCO Japan Limited.

Podlich III, William F.            Managing Director, PIMCO.

Porterfield, Mark                  Senior Vice President, PIMCO.

Powers, William C.                 Managing Director and Executive Committee Member,
                                   PIMCO; Senior Vice President, PIMCO Commercial
                                   Mortgage Securities Trust, Inc.

Prince, Jennifer L.                Vice President, PIMCO.

Qu, Wendong                        Vice President, PIMCO.

Ramsey, James                      Senior Vice President, PIMCO.

Ravano, Emanuele                   Executive Vice President, PIMCO and PIMCO Europe
                                   Limited.

Reimer, Danelle J.                 Vice President, PIMCO.

Reimer, Ronald M.                  Vice President, PIMCO.

Reisz, Paul W.                     Vice President, PIMCO.

Repoulis, Yiannis                  Vice President, PIMCO and PIMCO Europe Limited.

Rodgerson, Carol E.                Vice President, PIMCO.

Rodosky, Stephen A.                Vice President, PIMCO.

Rollins, Melody                    Vice President, PIMCO.

Romano, Mark A.                    Senior Vice President, PIMCO; Senior Vice President,
                                   the Trust and PIMCO Variable Insurance Trust.

Roney, Scott L.                    Senior Vice President, PIMCO.

Rosiak, Jason R.                   Vice President, PIMCO.

Rowe, Cathy T.                     Vice President, PIMCO.

Ruthen, Seth R.                    Executive Vice President, PIMCO.

Sargent, Jeffrey M.                Senior Vice President, PIMCO, the Trust, PIMCO
                                   Commercial Mortgage Securities Trust, Inc., PIMCO
                                   Variable Insurance Trust, PIMCO Funds: Multi-Manager
                                   Series, and PIMCO Strategic Global Government Fund,
                                   Inc.

Schmider, Ernest L.                Managing Director and Secretary, PIMCO; Director and
                                   Assistant Secretary, StocksPLUS Management, Inc.

Scholey, Leland T.                 Senior Vice President, PIMCO, the Trust, and PIMCO
                                   Variable Insurance Trust.

Schucking, Ivor E.                 Senior Vice President, PIMCO.

Schulist, Stephen O.               Senior Vice President, PIMCO.

Scibisz, Iwona E.                  Vice President, PIMCO.

Seliga, Denise C.                  Senior Vice President, PIMCO.

Sellers, Devin L.                  Vice President, PIMCO.

Shaler, Timothy L.                 Vice President, PIMCO.

Sharp, William E.                  Vice President, PIMCO.

Sheehy, Erica H.                   Vice President, PIMCO.

Simon, W. Scott                    Executive Vice President, PIMCO.

Spalding, Scott M.                 Vice President, PIMCO,the Trust, and PIMCO Variable
                                   Insurance Trust.

Stauffer, Christina                Vice President, PIMCO, the Trust, and PIMCO Variable
                                   Insurance Trust

Strelow, Peter G.                  Vice President, PIMCO.

Stuttard, Jamie                    Vice President, PIMCO and PIMCO Europe Limited.

Takano, Makoto                     Executive Vice President, PIMCO and PIMCO Japan
                                   Limited.

Takechi, Yoichi                    Vice President, PIMCO and PIMCO Japan Limited.

Telish, Christine M.               Vice President, PIMCO.

Theodore, Kyle J., Jr.             Senior Vice President, PIMCO.

Thomas, Lee R.                     Managing Director, PIMCO; Member, PIMCO Partners
                                   LLC.

Thompson, William S.               Chief Executive Officer, Managing Director and
                                   Executive Committee Member, PIMCO; Director and
                                   President, StocksPLUS Management, Inc.; Senior Vice
                                   President, the Trust, PIMCO Commercial Mortgage
                                   Securities Trust, Inc. and PIMCO Variable Insurance
                                   Trust.

Thurston, Powell C.                Vice President, PIMCO.

Tyson, Richard E.                  Senior Vice President, PIMCO.

Vallarta-Jordal, Maria-Theresa F   Vice President, PIMCO.

Van de Zilver, Peter A.            Vice President, PIMCO.

van Heel, Marc                     Senior Vice President, PIMCO and PIMCO Europe
                                   Limited.

Weil, Richard M.                   Managing Director and Chief Operating Officer,
                                   PIMCO.

Willemsen, Michael J.              Vice President, PIMCO, the Trust, PIMCO Variable
                                   Insurance Trust, PIMCO Commercial Mortgage
                                   Securities Trust, Inc., and PIMCO Strategic Global
                                   Government Fund, Inc.

Wilson, Barry L.                   Vice President, PIMCO.

Wilson, John F.                    Executive Vice President, PIMCO and PIMCO Australia
                                   Pty Limited.

Wilson, Susan L.                   Executive Vice President, PIMCO.

Witham, Tamara L.                  Vice President, PIMCO.

Wood, George H.                    Executive Vice President, PIMCO.

Worah, Mihir P.                    Vice President, PIMCO.

Wyman, Charles C.                  Executive Vice President, PIMCO.

Young, David                       Senior Vice President, PIMCO and PIMCO Europe
                                   Limited.

Yu, Cheng-Yuan                     Senior Vice President, PIMCO.

Yu, Walter                         Vice President, PIMCO.

Zhu, Changhong                     Executive Vice President, PIMCO.



The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of Allianz Dresdner Asset Management of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

The address of PIMCO Advisors Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 27.   Principal Underwriters.

    (a) PIMCO Advisors Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is an affiliate of PIMCO Advisors Fund Management LLC, the Registrant's Adviser.

    (b)

                          Positions and                                                                Positions
Name and Principal        Offices with                                                                 and Offices
Business Address*         Underwriter                                                                  with Registrant
Erik M. Aarts             Vice President, Fixed Income Product Manager                                 None
Kiley Andresen            Vice President, National Accounts Manager                                    None
Lincoln Baca              Vice President                                                               None
Michael E. Brannan        Vice President                                                               None
Deborah P. Brennan        Vice President, Compliance Officer                                           None
Matthew W. Brown          Vice President                                                               None
Frederick J. Bruce        Vice President                                                               None
Martin J. Burke           Senior Vice President, Divisional Sales Manager                              None
Terry L. Bussard          Vice President                                                               None
Paul C. Cahill            Vice President                                                               None
Timothy R. Clark          Manging Director and Executive Vice President, Product Development           None
Cindy Colombo             Vice President, Retirement Plans                                             None
Lesley E. Cotten          Vice President, On-Line Content Development Manager                          None
Patrick M. Coyne          Vice President, International Product Manager                                None
Paul DeNicolo             Vice President                                                               None
Jonathan P. Fessel        Vice President                                                               None
Michael J. Gallagher      Vice President                                                               None
Joseph F. Gengo           Vice President                                                               None
Ronald H. Gray            Vice President                                                               None
Daniel F. Hally           Vice President                                                               None
JoAnn Ham                 Vice President                                                               None
Ned E. Hammond Jr.        Vice President                                                               None
Derek B. Hayes            Sr. Vice President, Operations                                               None
Kristina S. Hooper        Vice President, Equity Product Manager                                       None
Christopher J. Horan      Vice President                                                               None
John B. Hussey            Vice President                                                               None
Brian Jacobs              Manging Director and Senior Vice President, National Sales Director          None
Stephen R. Jobe           Sr. Vice President, Marketing                                                None
Dustin P. Kanode          Vice President                                                               None
Andrew G. Laing           Vice President                                                               None
Stephen R. Laut           Vice President                                                               None
William E. Lynch          Senior Vice President, Divisional Sales Manager                              None
Stephen A. Maginn         Manging Director and Executive Vice President, Sales                         None
Andrew J. Maloney         Vice President                                                               None
John Maney                Chief Financial Officer and Treasurer                                        None
Ann H. McAdams            Vice President                                                               None
Joseph McMenamen          Vice President                                                               None
Wayne F. Meyer            Vice President                                                               None
Andrew Jay Meyers         Manging Director and Executive Vice President, Director of Marketing         None
Rosalie L. Milburn        Vice President                                                               None
Laura Miller              Compliance Officer                                                           None
Fiora N. Moyer            Vice President                                                               None
Kerry A. Murphy           Vice President, National Accounts Manager                                    None
George E. Murphy          Vice President                                                               None
Phillip J. Neugebauer     Manging Director and Sr. Vice President, Public Relations                    None
Vinh T. Nguyen            Vice President, Controller                                                   None
Kelly Orr                 Vice President                                                               None
Joffrey H. Pearlman       Vice President                                                               None
Glynne P. Pisapia         Vice President                                                               None
Frank C. Poli             Vice President, Compliance Officer                                           None
Jennifer L. Quigley       Vice President                                                               None
Robert J. Rokose          Vice President, Controller                                                   None
James Scott Rose          Vice President                                                               None
Jay S. Rosoff             Senior Vice President, Divisional Sales Manager                              None
Stephen M. Rudman         Senior Vice President, Divisional Sales Manager                              None
Anne Marie Russo          Vice President, Human  Resources                                             None
James M. Sambrook         Vice President, Manager, Systems                                             None
Newton B. Schott Jr.      Manging Director, General Counsel Executive Vice President, Chief
                          Administrative Officer, Secretary                                            Vice President and Secretary
Eugene M. Smith Jr.       Vice President, Design Director                                              None
Cathy Smith               Vice President, Copy Director                                                None
Robert M. Smith           Vice President                                                               None
Stewart Smith             Assistant Secretary                                                          None
Frederick S. Teceno       Vice President                                                               None
William H. Thomas Jr.     Senior Vice President, Divisional Sales Manager                              None
Kathleen C. Thompson      Vice President, National Account Liaison                                     None
Stephen J. Treadway       Managing Director and Chief Executive Officer                                Trustee, President and Chief
                                                                                                       Executive Officer
Paul H. Troyer            Senior Vice President                                                        None
Teresa L. Vlachos         Vice President, Sales Desk Manager                                           None
James Ward                Director of Human Resources                                                  None
Nicholas K. Willett       Senior Vice President, Divisional Sales Manager                              None
Glen A. Zimmerman         Vice President, Database Marketing Manager                                   None

_______________________

   * Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of PIMCO Funds:
Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 86 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 16th day of January, 2004.

                                         PIMCO FUNDS: MULTI-MANAGER SERIES

                                         By: /s/ Newton B. Schott, Jr.
                                             -------------------------
                                             Newton B. Schott, Jr.
                                             President, Chief Executive Officer
                                             and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 86 has been signed below by the following persons in the capacities and on the dates indicated.

Name                              Capacity                           Date
----                              --------                           ----
/s/ Stephen J. Treadway*          Trustee and Chairman               January 16, 2004
--------------------------
Stephen J. Treadway

/s/ Newton B. Schott, Jr.         President, Chief Executive         January 16, 2004
--------------------------        Officer and Secretary
Newton B. Schott, Jr.

/s/ John P. Hardaway*             Treasurer and Principal            January 16, 2004
--------------------------        Financial and Accounting
John P. Hardaway                  Officer

/s/ Donald P. Carter*             Trustee                            January 16, 2004
--------------------------
Donald P. Carter

/s/ E. Philip Cannon*             Trustee                            January 16, 2004
--------------------------
E. Philip Cannon

/s/ Gary A. Childress*            Trustee                            January 16, 2004
--------------------------
Gary A. Childress

/s/ Theodore J. Coburn*           Trustee                            January 16, 2004
--------------------------
Theodore J. Coburn

/s/ W. Bryant Stooks*             Trustee                            January 16, 2004
--------------------------
W. Bryant Stooks

/s/ Gerald M. Thorne*             Trustee                            January 16, 2004
--------------------------
Gerald M. Thorne

                                * By: /s/ Newton B. Schott, Jr.
                                      -------------------------
                                      Newton B. Schott, Jr.,
                                      Attorney-In-Fact

                                  Date: January 16, 2004

                                  EXHIBIT INDEX

Exhibit No.     Exhibit
-----------     -------

(d)(1)(ix) Form of Addendum to Investment Advisory Agreement to add PIMCO RCM Europe Fund

(d)(2)(xix) Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC

(e)(5)          Form of Supplement to Distribution Contract to add PIMCO RCM
                Europe Fund

(h)(2)(ii)      Form of Updated Schedule to Administration Agreement